Share-Based Payments (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payments (Details) [Line Items]
Restricted stock units issued (in Shares)	1,362,000	595,000	1,557,000
Share based payment expenses (in Dollars)				$ 11,542	$ 19,337
Bottom of range [member]
Share-Based Payments (Details) [Line Items]
Restricted stock units vest term	3 years	3 years	3 years
Top of range [member]
Share-Based Payments (Details) [Line Items]
Restricted stock units vest term	4 years	4 years	4 years